OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
OTHER RECEIVABLES
NOTE 8:-	OTHER RECEIVABLES

	Year ended December 31,
	2017	2018

Government authorities	226	126
BARDA funds	2,175	2,524
Prepaid expenses and other	129	132
Former shareholder, net (see Note 15e) *	666	4,000
Related parties	-	58

	3,196	6,840

* The 2018 balance includes $1,517 receivable in respect of discouninued operation ( see Note 23b).